MASSMUTUAL SELECT FUNDS
MassMutual Select Blue Chip Growth Fund
(the “Fund”)
Supplement dated February 5, 2021, to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective October 1, 2021, the information related to Larry J. Puglia, CFA, CPA for the Fund found under the heading Portfolio Managers in the section titled Management is hereby removed.
Effective October 1, 2021, the following information supplements the information for the Fund found under the heading Portfolio Managers in the section titled Management:
Paul D. Greene II is a Portfolio Manager at T. Rowe Price. He has managed the Fund since October 2021.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
BCG-21-01

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price International Equity Fund
(the “Fund”)
Supplement dated February 5, 2021, to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Subject to approval by the Board of Trustees of the MassMutual Select Funds, effective on or about April 1, 2021, the following changes will take place with respect to the Fund:
T. Rowe Price Singapore Private Ltd. will be added as an investment sub-subadviser to the Fund.
The following information will supplement the information for the Fund found under the heading Sub-subadviser(s) in the section titled Management:
T. Rowe Price Singapore Private Ltd. (“T. Rowe Price Singapore”)
The following information will supplement the information for the Fund found under the heading Portfolio Manager(s) in the section titled Management:
Malik Asif is a Vice President and Portfolio Manager at T. Rowe Price International. He has managed the Fund since April 2021.
Eric Moffett is a Vice President and Portfolio Manager at T. Rowe Price Singapore. He has managed the Fund since April 2021.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
TRIE-21-01